Earnings Per Share, Other Disclosures (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2008	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 15, 2012
Potential dilutive effect of options and Warrants
Options outstanding to purchase common shares			20,791		20,791	22,077
Average exercise price per share			$ 80.01		$ 80.01	$ 80.01
Potential dilutive effect of shares underlying the options					0	0	0
Number of common shares underlying the Warrants outstanding			3,600,000		3,600,000
Average Exercise price of common shares underlying warrants			61.36		61.36			61.35
Potential dilutive effect of shares underlying the Warrants					0	0
Dividends
Payment of cash dividends to stockholders					$ 18.9	$ 19.0	$ 19.6
Cash dividend paid per share		$ 0.24	$ 0.24		$ 0.96	$ 0.96	$ 0.96
Repurchase of common stock
Amount authorized by Board to be repurchased	75.0
Common stock available for repurchase					46.9
Cost of common stock repurchased				$ 44.2
Common stock repurchased, shares				1,151,900